Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies 1	33.00%
Summary Of Significant Accounting Policies 2	50.00%
Summary Of Significant Accounting Policies 3	6,025,141
Summary Of Significant Accounting Policies 4	5,030,479